Note 21 - Segmented Information (Detail) - Operating Segments (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Depreciation and amortization	$ 53,502	$ 50,926	$ 47,886
Operating earnings (loss)	78,397	98,061	97,532
Other income (expense), net	2,441	(6,317)	(3,007)
Income taxes	20,304	(26,807)	29,228
Net earnings	5,850	74,110	13,564
Total assets	1,317,910	1,233,718
Commercial Real Estate Segment [Member]
Revenues	1,170,427	994,579	861,917
Depreciation and amortization	24,106	22,073	23,362
Operating earnings (loss)	33,796	22,379	14,694
Total assets	633,439	576,268	514,060
Total additions to long lived assets	35,031	14,997	78,068
Residential Property Management [Member]
Revenues	839,167	760,501	662,033
Depreciation and amortization	18,730	18,022	14,605
Operating earnings (loss)	45,870	47,202	46,670
Total assets	444,037	423,328	359,247
Total additions to long lived assets	19,689	49,071	41,182
Property Services [Member]
Revenues	295,725	468,903	462,141
Depreciation and amortization	10,302	10,692	9,544
Operating earnings (loss)	13,744	45,421	58,671
Total assets	232,757	210,898	217,692
Total additions to long lived assets	7,767	6,441	6,650
Corporate [Member]
Revenues	218	188	180
Depreciation and amortization	364	139	375
Operating earnings (loss)	(15,013)	(16,941)	(22,503)
Total assets	7,677	23,224	38,542
Total additions to long lived assets	73	68	273
Consolidated [Member]
Revenues	2,305,537	2,224,171	1,986,271
Depreciation and amortization	53,502	50,926	47,886
Operating earnings (loss)	78,397	98,061	97,532
Other income (expense), net	2,441	(6,317)	(3,007)
Interest expense, net	(19,601)	(16,808)	(17,397)
Income taxes	(20,304)	26,807	(29,228)
Net earnings	40,933	101,743	47,900
Total assets	1,317,910	1,233,718	1,129,541
Total additions to long lived assets	$ 62,560	$ 70,577	$ 126,173